CAPITAL AND FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2019
CAPITAL AND FINANCIAL RISK MANAGEMENT
Schedule of translation impact on income before income and mining taxes and equity

	Impact on Income Before
	Income and Mining Taxes and
	Equity
	10.0%	10.0%
	Strengthening	Weakening
	of the US	of the US
	Dollar	Dollar
Canadian dollar	$(12,415)	$12,415
Euro	$(12,676)	$12,676
Mexican peso	$4,882	$(4,882)

Schedule of carrying amounts of financial instruments with exposure to credit risk

	As at	As at
	December 31,	December 31,
	2019	2018
Cash and cash equivalents	$321,897	$301,826
Short-term investments	6,005	6,080
Trade receivables	8,320	10,055
Derivative financial instrument assets	9,519	180
Loan receivable	4,526	—
Total	$350,267	$318,141

Schedule of lease financing, long-term debt, and total equity

	As at	As at
	December 31,	December 31,
	2019	2018
Lease obligations	$116,828	$1,914
Long-term debt	1,724,108	1,721,308
Total equity	5,111,514	4,550,012
Total	$6,952,450	$6,273,234

Schedule of changes in liabilities arising from financing activities

	As at	Changes from			As at
	December 31,	Financing Cash	Foreign		December 31,
	2018	Flows	Exchange	Other(i)	2019
Long-term debt	$1,721,308	—	—	2,800	$1,724,108
Lease obligations	1,914	(15,451)	(195)	130,560	116,828
Total liabilities from financing activities	$1,723,222	(15,451)	(195)	133,360	$1,840,936

Notes:

(i)	Includes the amortization of deferred financing costs on long-term debt, initial application of IFRS 16, lease obligation additions and interest paid on lease obligations reflected in finance costs.